SUBSEQUENT EVENTS (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 26, 2021 USD ($) m²	Mar. 18, 2021 USD ($) $ / shares shares	Dec. 31, 2020 m²	Jan. 31, 2021 USD ($)
Isfiya, ISRAEL | Office facilities [Member]
Subsequent Event [Line Items]
Area of lease | m²			900
Lease expiration date			May 31, 2022
Subsequent Event [Member] | Manufacturing Program [Member]
Subsequent Event [Line Items]
Grant Received				$ 260,000
Subsequent Event [Member] | University of Missouri License Agreement [Member]
Subsequent Event [Line Items]
Aggregate royalties that will be paid		$ 15,000,000
Royalties per unit, minimum		0.3
Royalties per unit, maximum		$ 5
Subsequent Event [Member] | Isfiya, ISRAEL | Office facilities [Member]
Subsequent Event [Line Items]
Area of lease | m²	1,550
Lease expiration date	Dec. 31, 2023
Additional Lease expiration date	3 years
Monthly rental fee	$ 15,500
Subsequent Event [Member] | IIA [Member]
Subsequent Event [Line Items]
Grant Received				$ 750,000
April-May 2020 Offerings [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price range upper limit | $ / shares		$ 0.80
Exercise price range lower limit | $ / shares		$ 0.75
Proceeds warrant from the exercise pre-funded warrants		$ 19,240,000
Exercise of warrants | shares		24,204,682